                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      10
Statement of Operations.....................................      14
Statement of Changes in Net Assets..........................      18
Notes to Financial Statements...............................      24

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Investment, Performance Comparisons and Portfolio
  Managers' Commentaries....................................     M-4
Balanced Portfolio - Service Class..........................   M-123
Basic Value Portfolio - Service Class (formerly Dreyfus
  Large Company Value Portfolio - Service Class)............   M-132
Bond Portfolio - Service Class..............................   M-140
Capital Appreciation Portfolio - Service Class..............   M-150
Cash Management Portfolio...................................   M-158
Common Stock Portfolio - Service Class......................   M-165
Convertible Portfolio - Service Class.......................   M-178
Developing Growth Portfolio - Service Class (formerly Lord
  Abbett Developing Growth Portfolio - Service Class).......   M-188
Floating Rate - Service Class...............................   M-196
Government Portfolio - Service Class........................   M-203
Growth Portfolio - Service Class (formerly Eagle Asset
  Management Growth Equity Portfolio - Service Class).......   M-212
High Yield Corporate Bond Portfolio - Service Class.........   M-220
Income & Growth Portfolio - Service Class (formerly American
  Century Income & Growth Portfolio - Service Class)........   M-236
International Equity Portfolio - Service Class..............   M-246
Mid Cap Core Portfolio - Service Class......................   M-256
Mid Cap Growth Portfolio - Service Class....................   M-268
Mid Cap Value Portfolio - Service Class.....................   M-276
S&P 500 Index Portfolio - Service Class.....................   M-284
Small Cap Growth Portfolio - Service Class..................   M-298
Total Return Portfolio - Service Class......................   M-306
Value Portfolio - Service Class.............................   M-322
Notes to Financial Statements...............................   M-330
Directors and Officers......................................   M-348

The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization - Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Service Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Service Class 2
Fidelity(R) Variable Insurance Products Fund
  Equity-Income - Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth - Service Shares
MFS(R) Investors Trust Series - Service Class
MFS(R) Research Series - Service Class
MFS(R) Utilities Series - Service Class
Neuberger Berman AMT Mid-Cap Growth - Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class II
Victory VIF Diversified Stock - Class A Shares

PLEASE SEE THE INDIVIDUAL FUND SEMI-ANNUAL REPORTS FOR ANY APPLICABLE FUND PROSPECTUS SUPPLEMENT(S) THAT MAY HAVE BEEN INCLUDED.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2005 Semi-Annual Report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity and/or variable life insurance policy. This report includes performance information, financial statements, notes and highlights, as well as other pertinent data for each of the Investment Divisions available under your policy. In addition, each portfolio manager also provides a discussion related to portfolio performance within the context of recent market and economic conditions. I encourage you to take some time to review this information with your Registered Representative. Your Registered Representative is a trained professional who can help you evaluate the plans you have in place and determine if any adjustments to your current strategy may help you to meet your financial needs and objectives.

While the Dow Jones Industrial Average(1), the NASDAQ Composite Index(2) and the S&P 500(R)(3) Index posted year-over-year gains at the end of 2004, the equity markets remained generally flat during the first six months of 2005. Among other things, the war on terrorism, record oil prices and the growing federal budget deficit continue to fuel investors' concerns and cloud the economic horizon. In addition, emerging news reports about unethical practices at a handful of companies have only added to the uncertainty.

In today's environment, NYLIAC's heritage of integrity and financial strength are more important than ever. We value your business--and I want you to know that earning and preserving your trust remains our highest priority. You can be certain we will continue to evaluate our products and services and keep them responsive to your needs in these changing times--and that we will remain committed to doing all we can to help you plan for your financial future.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price weighted average of 30 actively traded blue chip stocks, primarily industrials, but also includes financial, leisure and other service-oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) and Standard & Poor's 500 Composite Price Index(R) are trademarks of the McGraw-Hill Companies, Inc. These products are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gains distribution. An investment cannot be made directly into an index.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005(1)

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02      9/29/03
Calvert Social Balanced                                         9/2/86      9/29/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00      9/29/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00      9/29/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00      9/29/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00      9/29/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99      9/29/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99      9/29/03
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03      9/29/03
MainStay VP Bond -- Service Class                               6/2/03      9/29/03
MainStay VP Capital Appreciation -- Service Class               6/2/03      9/29/03
MainStay VP Cash Management -- Current 7-day yield is
  1.50%(4)                                                     1/29/93      9/29/03
MainStay VP Common Stock -- Service Class                       6/2/03      9/29/03
MainStay VP Convertible -- Service Class                        6/2/03      9/29/03
MainStay VP Developing Growth -- Service Class                  6/2/03      9/29/03
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03      9/29/03
MainStay VP Growth -- Service Class                             6/2/03      9/29/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03      9/29/03
MainStay VP Income & Growth -- Service Class                    6/2/03      9/29/03
MainStay VP International Equity -- Service Class               6/2/03      9/29/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03      9/29/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03      9/29/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03      9/29/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03      9/29/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03      9/29/03
MainStay VP Total Return -- Service Class                       6/2/03      9/29/03
MainStay VP Value -- Service Class                              6/2/03      9/29/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00      9/29/03
MFS(R) Research Series -- Service Class                         5/1/00      9/29/03
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       5/1/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                       4/30/02      9/29/03
Van Eck Worldwide Hard Assets                                   9/1/89      9/29/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03      9/29/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                                     appear in
                                                                   parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          11.06     13.58       N/A       N/A        18.06
Calvert Social Balanced                                         7.19      7.76      0.23      7.32         7.99
Colonial Small Cap Value, Variable Series -- Class B           11.08     14.67     14.39       N/A         1.59
Dreyfus IP Technology Growth -- Service Shares                 (3.69)     6.18       N/A       N/A         2.87
Fidelity(R) VIP Contrafund(R) -- Service Class 2               12.23     11.70      2.69     11.72        17.14
Fidelity(R) VIP Equity-Income -- Service Class 2                6.14      8.02      4.49      9.25        10.77
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.91     17.38     10.68       N/A        25.38
Janus Aspen Series Balanced -- Service Shares                   7.62      6.35      1.39       N/A         9.14
Janus Aspen Series Worldwide Growth -- Service Shares           4.78      2.35     (9.90)      N/A         4.88
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.41
MainStay VP Basic Value -- Service Class                        7.36      6.97      2.56       N/A        10.34
MainStay VP Bond -- Service Class                               6.11      5.87      6.95      6.17         4.22
MainStay VP Capital Appreciation -- Service Class               2.81      3.72     (9.53)     5.93         8.23
MainStay VP Cash Management -- Current 7-day yield is
  1.50%(4)                                                      1.64      1.05      2.17      3.67         1.18
MainStay VP Common Stock -- Service Class                       8.43      6.78     (3.69)     9.32        13.18
MainStay VP Convertible -- Service Class                        5.00      7.92      0.66       N/A         8.19
MainStay VP Developing Growth -- Service Class                  3.20      5.28     (2.68)      N/A         7.76
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.38)
MainStay VP Government -- Service Class                         5.79      4.38      6.04      5.78         3.57
MainStay VP Growth -- Service Class                            (3.06)     0.97    (10.83)      N/A        (1.44)
MainStay VP High Yield Corporate Bond -- Service Class          9.60     15.91      8.48      9.66        11.30
MainStay VP Income & Growth -- Service Class                    7.70      9.07     (0.40)      N/A        11.83
MainStay VP International Equity -- Service Class              13.29     10.63      2.10      7.49        17.47
MainStay VP Mid Cap Core -- Service Class                      21.76     15.44       N/A       N/A        20.79
MainStay VP Mid Cap Growth -- Service Class                    23.24     12.56       N/A       N/A        24.68
MainStay VP Mid Cap Value -- Service Class                     11.35      9.04       N/A       N/A        18.03
MainStay VP S&P 500 Index(5) -- Service Class                   5.68      7.72     (2.86)     9.34        11.37
MainStay VP Small Cap Growth -- Service Class                   7.41      9.09       N/A       N/A        14.46
MainStay VP Total Return -- Service Class                       6.62      6.61     (2.24)     6.94         8.24
MainStay VP Value -- Service Class                              8.34      6.35      6.09      8.31        14.83
MFS(R) Investors Trust Series -- Service Class                  8.16      6.54     (2.46)      N/A         9.60
MFS(R) Research Series -- Service Class                        10.76      8.51     (5.19)      N/A        13.06
MFS(R) Utilities Series -- Service Class                       32.50     22.44      2.70       N/A        36.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.30       N/A       N/A       N/A        18.46
Royce Micro-Cap Portfolio                                       4.35     10.76     15.73       N/A         6.59
Royce Small-Cap Portfolio                                      17.95     14.59     17.44       N/A         8.31
T. Rowe Price Equity Income Portfolio-II                        9.22      8.70       N/A       N/A        15.15
Van Eck Worldwide Hard Assets                                  40.23     22.99     14.32      7.77        34.61
Van Kampen UIF Emerging Markets Equity -- Class II             33.67       N/A       N/A       N/A        27.33
Victory VIF Diversified Stock -- Class A Shares                 6.11      9.00      2.07       N/A        10.50
------------------------------------------------------------------------------------
                                                                     Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           3.06     11.47       N/A       N/A        13.98
Calvert Social Balanced                                        (0.53)     5.41     (0.88)     7.32         3.36
Colonial Small Cap Value, Variable Series -- Class B            3.08     12.60     13.68       N/A        (5.72)
Dreyfus IP Technology Growth -- Service Shares                (10.63)     3.76       N/A       N/A        (1.43)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                4.23      9.52      1.59     11.72        13.04
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.50)     5.68      3.47      9.25         6.38
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.91     15.41      9.87       N/A        21.49
Janus Aspen Series Balanced -- Service Shares                  (0.13)     3.94      0.27       N/A         4.80
Janus Aspen Series Worldwide Growth -- Service Shares          (2.77)    (0.17)   (10.90)      N/A         0.43
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.97)
MainStay VP Basic Value -- Service Class                       (0.37)     4.59      1.45       N/A         5.80
MainStay VP Bond -- Service Class                              (1.53)     3.44      6.01      6.17        (0.19)
MainStay VP Capital Appreciation -- Service Class              (4.59)     1.18    (10.53)     5.93         3.86
MainStay VP Cash Management -- Current 7-day yield is
  1.50%(4)                                                     (5.68)    (1.43)     1.05      3.67        (3.11)
MainStay VP Common Stock -- Service Class                       0.62      4.39     (4.76)     9.32         8.97
MainStay VP Convertible -- Service Class                       (2.56)     5.58     (0.45)      N/A         3.82
MainStay VP Developing Growth -- Service Class                 (4.23)     2.82     (3.75)      N/A         3.37
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (7.55)
MainStay VP Government -- Service Class                        (1.82)     1.87      5.08      5.78        (0.80)
MainStay VP Growth -- Service Class                           (10.04)    (1.52)   (11.82)      N/A        (5.64)
MainStay VP High Yield Corporate Bond -- Service Class          1.70     13.89      7.59      9.66         7.03
MainStay VP Income & Growth -- Service Class                   (0.05)     6.78     (1.50)      N/A         7.41
MainStay VP International Equity -- Service Class               5.29      8.41      0.97      7.49        13.38
MainStay VP Mid Cap Core -- Service Class                      13.76     13.41       N/A       N/A        16.70
MainStay VP Mid Cap Growth -- Service Class                    15.24     10.42       N/A       N/A        20.77
MainStay VP Mid Cap Value -- Service Class                      3.35      6.75       N/A       N/A        13.96
MainStay VP S&P 500 Index(5) -- Service Class                  (1.93)     5.37     (3.93)     9.34         7.10
MainStay VP Small Cap Growth -- Service Class                  (0.32)     6.80       N/A       N/A        10.28
MainStay VP Total Return -- Service Class                      (1.06)     4.21     (3.32)     6.94         3.88
MainStay VP Value -- Service Class                              0.54      3.94      5.12      8.31        10.67
MFS(R) Investors Trust Series -- Service Class                  0.37      4.14     (3.54)      N/A         5.20
MFS(R) Research Series -- Service Class                         2.78      6.19     (6.24)      N/A         8.75
MFS(R) Utilities Series -- Service Class                       24.50     20.64      1.60       N/A        29.93
Neuberger Berman AMT Mid-Cap Growth -- Class S                  2.36       N/A       N/A       N/A        11.42
Royce Micro-Cap Portfolio                                      (3.16)     8.54     15.05       N/A        (1.08)
Royce Small-Cap Portfolio                                       9.95     12.52     16.80       N/A         0.52
T. Rowe Price Equity Income Portfolio-II                        1.36      6.39       N/A       N/A        10.99
Van Eck Worldwide Hard Assets                                  32.23     21.21     13.61      7.77        30.64
Van Kampen UIF Emerging Markets Equity -- Class II             25.67       N/A       N/A       N/A        23.47
Victory VIF Diversified Stock -- Class A Shares                (1.53)     6.70      0.95       N/A         3.60
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2005(1)

(1) The LifeStages(R) Elite Variable Annuity was first offered for sale on September 29, 2003. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00309503 CV

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005(1)

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02     11/15/04
Calvert Social Balanced                                         9/2/86     11/15/04
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00     11/15/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00     11/15/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00     11/15/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99     11/15/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99     11/15/04
MainStay VP Balanced -- Service Class                           5/1/05       5/1/05
MainStay VP Basic Value -- Service Class                        6/2/03     11/15/04
MainStay VP Bond -- Service Class                               6/2/03     11/15/04
MainStay VP Capital Appreciation -- Service Class               6/2/03     11/15/04
MainStay VP Cash Management -- Current 7-day yield is
  1.50%(4)                                                     1/29/93     11/15/04
MainStay VP Common Stock -- Service Class                       6/2/03     11/15/04
MainStay VP Convertible -- Service Class                        6/2/03     11/15/04
MainStay VP Developing Growth -- Service Class                  6/2/03     11/15/04
MainStay VP Floating Rate -- Service Class                      5/1/05       5/1/05
MainStay VP Government -- Service Class                         6/2/03     11/15/04
MainStay VP Growth -- Service Class                             6/2/03     11/15/04
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03     11/15/04
MainStay VP Income & Growth -- Service Class                    6/2/03     11/15/04
MainStay VP International Equity -- Service Class               6/2/03     11/15/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03     11/15/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03     11/15/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03     11/15/04
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03     11/15/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03     11/15/04
MainStay VP Total Return -- Service Class                       6/2/03     11/15/04
MainStay VP Value -- Service Class                              6/2/03     11/15/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00     11/15/04
MFS(R) Research Series -- Service Class                         5/1/00     11/15/04
MFS(R) Utilities Series -- Service Class                        5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03     11/15/04
Royce Micro-Cap Portfolio                                     12/27/96       5/1/05
Royce Small-Cap Portfolio                                     12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio-II                       4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03     11/15/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99     11/15/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          11.06     13.58       N/A       N/A        18.06
Calvert Social Balanced                                         7.19      7.76      0.23      7.32         7.99
Colonial Small Cap Value, Variable Series -- Class B           11.08     14.67     14.39       N/A         1.59
Dreyfus IP Technology Growth -- Service Shares                 (3.69)     6.18       N/A       N/A         2.87
Fidelity(R) VIP Contrafund(R) -- Service Class 2               12.23     11.70      2.69     11.72        17.14
Fidelity(R) VIP Equity-Income -- Service Class 2                6.14      8.02      4.49      9.25        10.77
Fidelity(R) VIP Mid Cap -- Service Class 2                     20.91     17.38     10.68       N/A        25.38
Janus Aspen Series Balanced -- Service Shares                   7.62      6.35      1.39       N/A         9.14
Janus Aspen Series Worldwide Growth -- Service Shares           4.78      2.35     (9.90)      N/A         4.88
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A         2.41
MainStay VP Basic Value -- Service Class                        7.36      6.97      2.56       N/A        10.34
MainStay VP Bond -- Service Class                               6.11      5.87      6.95      6.17         4.22
MainStay VP Capital Appreciation -- Service Class               2.81      3.72     (9.53)     5.93         8.23
MainStay VP Cash Management -- Current 7-day yield is
  1.50%(4)                                                      1.64      1.05      2.17      3.67         1.18
MainStay VP Common Stock -- Service Class                       8.43      6.78     (3.69)     9.32        13.18
MainStay VP Convertible -- Service Class                        5.00      7.92      0.66       N/A         8.19
MainStay VP Developing Growth -- Service Class                  3.20      5.28     (2.68)      N/A         7.76
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (0.38)
MainStay VP Government -- Service Class                         5.79      4.38      6.04      5.78         3.57
MainStay VP Growth -- Service Class                            (3.06)     0.97    (10.83)      N/A        (1.44)
MainStay VP High Yield Corporate Bond -- Service Class          9.60     15.91      8.48      9.66        11.30
MainStay VP Income & Growth -- Service Class                    7.70      9.07     (0.40)      N/A        11.83
MainStay VP International Equity -- Service Class              13.29     10.63      2.10      7.49        17.47
MainStay VP Mid Cap Core -- Service Class                      21.76     15.44       N/A       N/A        20.79
MainStay VP Mid Cap Growth -- Service Class                    23.24     12.56       N/A       N/A        24.68
MainStay VP Mid Cap Value -- Service Class                     11.35      9.04       N/A       N/A        18.03
MainStay VP S&P 500 Index(5) -- Service Class                   5.68      7.72     (2.86)     9.34        11.37
MainStay VP Small Cap Growth -- Service Class                   7.41      9.09       N/A       N/A        14.46
MainStay VP Total Return -- Service Class                       6.62      6.61     (2.24)     6.94         8.24
MainStay VP Value -- Service Class                              8.34      6.35      6.09      8.31        14.83
MFS(R) Investors Trust Series -- Service Class                  8.16      6.54     (2.46)      N/A         9.60
MFS(R) Research Series -- Service Class                        10.76      8.51     (5.19)      N/A        13.06
MFS(R) Utilities Series -- Service Class                       32.50     22.44      2.70       N/A        36.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                 10.30       N/A       N/A       N/A        18.46
Royce Micro-Cap Portfolio                                       4.35     10.76     15.73       N/A         6.59
Royce Small-Cap Portfolio                                      17.95     14.59     17.44       N/A         8.31
T. Rowe Price Equity Income Portfolio-II                        9.22      8.70       N/A       N/A        15.15
Van Eck Worldwide Hard Assets                                  40.23     22.99     14.32      7.77        34.61
Van Kampen UIF Emerging Markets Equity -- Class II             33.67       N/A       N/A       N/A        27.33
Victory VIF Diversified Stock -- Class A Shares                 6.11      9.00      2.07       N/A        10.50
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           3.06     11.47       N/A       N/A        13.98
Calvert Social Balanced                                        (0.53)     5.41     (0.88)     7.16         3.36
Colonial Small Cap Value, Variable Series -- Class B            3.08     12.60     13.68       N/A        (5.72)
Dreyfus IP Technology Growth -- Service Shares                (10.63)     3.76       N/A       N/A        (1.43)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                4.23      9.52      1.59     11.61        13.04
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.50)     5.68      3.47      9.11         6.38
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.91     15.41      9.87       N/A        21.49
Janus Aspen Series Balanced -- Service Shares                  (0.13)     3.94      0.27       N/A         4.80
Janus Aspen Series Worldwide Growth -- Service Shares          (2.77)    (0.17)   (10.90)      N/A         0.43
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.97)
MainStay VP Basic Value -- Service Class                       (0.37)     4.59      1.45       N/A         5.80
MainStay VP Bond -- Service Class                              (1.53)     3.44      6.01      6.00        (0.19)
MainStay VP Capital Appreciation -- Service Class              (4.59)     1.18    (10.53)     5.75         3.86
MainStay VP Cash Management -- Current 7-day yield is
  1.50%(4)                                                     (5.68)    (1.43)     1.05      3.45        (3.11)
MainStay VP Common Stock -- Service Class                       0.62      4.39     (4.76)     9.19         8.97
MainStay VP Convertible -- Service Class                       (2.56)     5.58     (0.45)      N/A         3.82
MainStay VP Developing Growth -- Service Class                 (4.23)     2.82     (3.75)      N/A         3.37
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (7.55)
MainStay VP Government -- Service Class                        (1.82)     1.87      5.08      5.60        (0.80)
MainStay VP Growth -- Service Class                           (10.04)    (1.52)   (11.82)      N/A        (5.64)
MainStay VP High Yield Corporate Bond -- Service Class          1.70     13.89      7.59      9.53         7.03
MainStay VP Income & Growth -- Service Class                   (0.05)     6.78     (1.50)      N/A         7.41
MainStay VP International Equity -- Service Class               5.29      8.41      0.97      7.34        13.38
MainStay VP Mid Cap Core -- Service Class                      13.76     13.41       N/A       N/A        16.70
MainStay VP Mid Cap Growth -- Service Class                    15.24     10.42       N/A       N/A        20.77
MainStay VP Mid Cap Value -- Service Class                      3.35      6.75       N/A       N/A        13.96
MainStay VP S&P 500 Index(5) -- Service Class                  (1.93)     5.37     (3.93)     9.20         7.10
MainStay VP Small Cap Growth -- Service Class                  (0.32)     6.80       N/A       N/A        10.28
MainStay VP Total Return -- Service Class                      (1.06)     4.21     (3.32)     6.77         3.88
MainStay VP Value -- Service Class                              0.54      3.94      5.12      8.16        10.67
MFS(R) Investors Trust Series -- Service Class                  0.37      4.14     (3.54)      N/A         5.20
MFS(R) Research Series -- Service Class                         2.78      6.19     (6.24)      N/A         8.75
MFS(R) Utilities Series -- Service Class                       24.50     20.64      1.60       N/A        29.93
Neuberger Berman AMT Mid-Cap Growth -- Class S                  2.36       N/A       N/A       N/A        11.42
Royce Micro-Cap Portfolio                                      (3.16)     8.54     15.05       N/A        (1.08)
Royce Small-Cap Portfolio                                       9.95     12.52     16.80       N/A         0.52
T. Rowe Price Equity Income Portfolio-II                        1.36      6.39       N/A       N/A        10.99
Van Eck Worldwide Hard Assets                                  32.23     21.21     13.61      7.61        30.64
Van Kampen UIF Emerging Markets Equity -- Class II             25.67       N/A       N/A       N/A        23.47
Victory VIF Diversified Stock -- Class A Shares                (1.53)     6.70      0.95       N/A         3.60
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005(1)

(1) The LifeStages(R) Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. Certain of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    The LifeStages(R) Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF JUNE 30, 2005 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Elite Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00309503 CV

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/7/04
Calvert Social Balanced                                         9/2/86       6/7/04
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       6/7/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/7/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/7/04
MainStay VP Balanced -- Service Class                           5/2/05       5/2/05
MainStay VP Basic Value -- Service Class                        6/2/03       6/7/04
MainStay VP Bond -- Service Class                               6/2/03       6/7/04
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/7/04
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.50%                                                         1/29/93       6/7/04
MainStay VP Common Stock -- Service Class                       6/2/03       6/7/04
MainStay VP Convertible -- Service Class                        6/2/03       6/7/04
MainStay VP Developing Growth -- Service Class                  6/2/03       6/7/04
MainStay VP Floating Rate -- Service Class                      5/2/05       5/2/05
MainStay VP Government -- Service Class                         6/2/03       6/7/04
MainStay VP Growth -- Service Class                             6/2/03       6/7/04
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/7/04
MainStay VP Income & Growth -- Service Class                    6/2/03       6/7/04
MainStay VP International Equity -- Service Class               6/2/03       6/7/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/7/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/7/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/7/04
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/7/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/7/04
MainStay VP Total Return -- Service Class                       6/2/03       6/7/04
MainStay VP Value -- Service Class                              6/2/03       6/7/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/7/04
MFS(R) Research Series -- Service Class                         5/1/00       6/7/04
MFS(R) Utilities Series -- Service Class                        5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/7/04
Royce Micro-Cap Portfolio                                     12/27/96       5/2/05
Royce Small-Cap Portfolio                                     12/27/96       5/2/05
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/7/04
Van Eck Worldwide Hard Assets                                   9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/7/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       6/7/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          5.00    11.06     13.58       N/A       N/A        18.06
Calvert Social Balanced                                        0.58     7.19      7.76      0.23      7.32         7.99
Colonial Small Cap Value Fund -- Class B Shares                4.10    11.08     14.67     14.39       N/A         1.59
Dreyfus IP Technology Growth -- Service Shares                (3.00)   (3.69)     6.18       N/A       N/A         2.87
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1.80    12.23     11.70      2.69     11.72        17.14
Fidelity(R) VIP Equity-Income -- Service Class 2               0.86     6.14      8.02      4.49      9.25        10.77
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.86    20.91     17.38     10.68       N/A        25.38
Janus Aspen Series Balanced -- Service Shares                  0.48     7.62      6.35      1.39       N/A         9.14
Janus Aspen Series Worldwide Growth -- Service Shares          0.16     4.78      2.35     (9.90)      N/A         4.88
MainStay VP Balanced -- Service Class                          1.50      N/A       N/A       N/A       N/A         2.41
MainStay VP Basic Value -- Service Class                       0.75     7.36      6.97      2.56       N/A        10.34
MainStay VP Bond -- Service Class                              0.58     6.11      5.87      6.95      6.17         4.22
MainStay VP Capital Appreciation -- Service Class              1.96     2.81      3.72     (9.53)     5.93         8.23
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.50%                                                         0.21     1.64      1.05      2.17      3.67         1.18
MainStay VP Common Stock -- Service Class                      1.10     8.43      6.78     (3.69)     9.32        13.18
MainStay VP Convertible -- Service Class                       1.72     5.00      7.92      0.66       N/A         8.19
MainStay VP Developing Growth -- Service Class                 4.03     3.20      5.28     (2.68)      N/A         7.76
MainStay VP Floating Rate -- Service Class                     0.58      N/A       N/A       N/A       N/A        (0.38)
MainStay VP Government -- Service Class                        0.47     5.79      4.38      6.04      5.78         3.57
MainStay VP Growth -- Service Class                           (1.65)   (3.06)     0.97    (10.83)      N/A        (1.44)
MainStay VP High Yield Corporate Bond -- Service Class         1.48     9.60     15.91      8.48      9.66        11.30
MainStay VP Income & Growth -- Service Class                   0.35     7.70      9.07     (0.40)      N/A        11.83
MainStay VP International Equity -- Service Class              1.21    13.29     10.63      2.10      7.49        17.47
MainStay VP Mid Cap Core -- Service Class                      3.53    21.76     15.44       N/A       N/A        20.79
MainStay VP Mid Cap Growth -- Service Class                    3.09    23.24     12.56       N/A       N/A        24.68
MainStay VP Mid Cap Value -- Service Class                     3.20    11.35      9.04       N/A       N/A        18.03
MainStay VP S&P 500(5) Index -- Service Class                  0.07     5.68      7.72     (2.86)     9.34        11.37
MainStay VP Small Cap Growth -- Service Class                  3.30     7.41      9.09       N/A       N/A        14.46
MainStay VP Total Return -- Service Class                      1.47     6.62      6.61     (2.24)     6.94         8.24
MainStay VP Value -- Service Class                             1.31     8.34      6.35      6.09      8.31        14.83
MFS(R) Investors Trust Series -- Service Class                 0.56     8.16      6.54     (2.46)      N/A         9.60
MFS(R) Research Series -- Service Class                        2.27    10.76      8.51     (5.19)      N/A        13.06
MFS(R) Utilities Series -- Service Class                       4.35    32.50     22.44      2.70       N/A        36.82
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2.32    10.30       N/A       N/A       N/A        18.46
Royce Micro-Cap Portfolio                                      3.91     4.35     10.76     15.73       N/A         6.59
Royce Small-Cap Portfolio                                      3.30    17.95     14.59     17.44       N/A         8.31
T. Rowe Price Equity Income Portfolio -- II                    0.09     9.22      8.70       N/A       N/A        15.15
Van Eck Worldwide Hard Assets                                  9.91    40.23     22.99     14.32      7.77        34.61
Van Kampen UIF Emerging Markets Equity -- Class II             3.28    33.67       N/A       N/A       N/A        27.33
Victory VIF Diversified Stock -- Class A Shares                1.15     6.11      9.00      2.07       N/A        10.50
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           3.06     11.47       N/A       N/A        13.98
Calvert Social Balanced                                        (0.53)     5.41     (0.88)     7.32         3.36
Colonial Small Cap Value Fund -- Class B Shares                 3.08     12.60     13.68       N/A        (5.72)
Dreyfus IP Technology Growth -- Service Shares                (10.63)     3.76       N/A       N/A        (1.43)
Fidelity(R) VIP Contrafund(R) -- Service Class 2                4.23      9.52      1.59     11.72        13.04
Fidelity(R) VIP Equity-Income -- Service Class 2               (1.50)     5.68      3.47      9.25         6.38
Fidelity(R) VIP Mid Cap -- Service Class 2                     12.91     15.41      9.87       N/A        21.49
Janus Aspen Series Balanced -- Service Shares                  (0.13)     3.94      0.27       N/A         4.80
Janus Aspen Series Worldwide Growth -- Service Shares          (2.77)    (0.17)   (10.90)      N/A         0.43
MainStay VP Balanced -- Service Class                            N/A       N/A       N/A       N/A        (4.97)
MainStay VP Basic Value -- Service Class                       (0.37)     4.59      1.45       N/A         5.80
MainStay VP Bond -- Service Class                              (1.53)     3.44      6.01      6.17        (0.19)
MainStay VP Capital Appreciation -- Service Class              (4.59)     1.18    (10.53)     5.93         3.86
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.50%                                                         (5.68)    (1.43)     1.05      3.67        (3.11)
MainStay VP Common Stock -- Service Class                       0.62      4.39     (4.76)     9.32         8.97
MainStay VP Convertible -- Service Class                       (2.56)     5.58     (0.45)      N/A         3.82
MainStay VP Developing Growth -- Service Class                 (4.23)     2.82     (3.75)      N/A         3.37
MainStay VP Floating Rate -- Service Class                       N/A       N/A       N/A       N/A        (7.55)
MainStay VP Government -- Service Class                        (1.82)     1.87      5.08      5.78        (0.80)
MainStay VP Growth -- Service Class                           (10.04)    (1.52)   (11.82)      N/A        (5.64)
MainStay VP High Yield Corporate Bond -- Service Class          1.70     13.89      7.59      9.66         7.03
MainStay VP Income & Growth -- Service Class                   (0.05)     6.78     (1.50)      N/A         7.41
MainStay VP International Equity -- Service Class               5.29      8.41      0.97      7.49        13.38
MainStay VP Mid Cap Core -- Service Class                      13.76     13.41       N/A       N/A        16.70
MainStay VP Mid Cap Growth -- Service Class                    15.24     10.42       N/A       N/A        20.77
MainStay VP Mid Cap Value -- Service Class                      3.35      6.75       N/A       N/A        13.96
MainStay VP S&P 500(5) Index -- Service Class                  (1.93)     5.37     (3.93)     9.34         7.10
MainStay VP Small Cap Growth -- Service Class                  (0.32)     6.80       N/A       N/A        10.28
MainStay VP Total Return -- Service Class                      (1.06)     4.21     (3.32)     6.94         3.88
MainStay VP Value -- Service Class                              0.54      3.94      5.12      8.31        10.67
MFS(R) Investors Trust Series -- Service Class                  0.37      4.14     (3.54)      N/A         5.20
MFS(R) Research Series -- Service Class                         2.78      6.19     (6.24)      N/A         8.75
MFS(R) Utilities Series -- Service Class                       24.50     20.64      1.60       N/A        29.93
Neuberger Berman AMT Mid-Cap Growth -- Class S                  2.36       N/A       N/A       N/A        11.42
Royce Micro-Cap Portfolio                                      (3.16)     8.54     15.05       N/A        (1.08)
Royce Small-Cap Portfolio                                       9.95     12.52     16.80       N/A         0.52
T. Rowe Price Equity Income Portfolio -- II                     1.36      6.39       N/A       N/A        10.99
Van Eck Worldwide Hard Assets                                  32.23     21.21     13.61      7.77        30.64
Van Kampen UIF Emerging Markets Equity -- Class II             25.67       N/A       N/A       N/A        23.47
Victory VIF Diversified Stock -- Class A Shares                (1.53)     6.70      0.95       N/A         3.60
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2005

(1) The MainStay Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The MainStay Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The MainStay Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

    The performance shown is for the indicated classes/shares only. These classes/shares impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management, Royce Micro-Cap Portfolio, Royce Small-Cap Portfolio and Van Eck Worldwide Hard Assets). Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

SMRU # 00309503 CV

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)

                                                                               MAINSTAY VP
                                                               MAINSTAY VP        BASIC        MAINSTAY VP
                                                               BALANCED--        VALUE--         BOND--
                                                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                              ---------------------------------------------
ASSETS:
  Investment at net asset value.............................   $2,134,293      $3,547,261      $10,704,302
                                                               ----------      ----------      -----------
      Total net assets......................................   $2,134,293      $3,547,261      $10,704,302
                                                               ==========      ==========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $2,134,293      $3,547,261      $10,704,302
                                                               ==========      ==========      ===========
    Variable accumulation
      unit value............................................   $    10.24      $    11.79      $     10.74
                                                               ==========      ==========      ===========
Identified Cost of Investment...............................   $2,111,559      $3,392,748      $10,669,838
                                                               ==========      ==========      ===========

                                                               MAINSTAY VP
                                                               HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                                                CORPORATE       INCOME &      INTERNATIONAL
                                                                 BOND--         GROWTH--        EQUITY--
                                                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                              ---------------------------------------------
ASSETS:
  Investment at net asset value.............................   $35,067,535     $3,317,375      $11,521,702
                                                               -----------     ----------      -----------
      Total net assets......................................   $35,067,535     $3,317,375      $11,521,702
                                                               ===========     ==========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $35,067,535     $3,317,375      $11,521,702
                                                               ===========     ==========      ===========
    Variable accumulation
      unit value............................................   $     12.06     $    12.09      $     13.26
                                                               ===========     ==========      ===========
Identified Cost of Investment...............................   $34,960,058     $3,189,333      $10,874,134
                                                               ===========     ==========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP     MAINSTAY VP
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--      GROWTH--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
      $5,340,480     $9,347,515     $3,415,081      $10,935,851     $3,135,825      $2,037,699      $6,426,612      $2,223,321
      ----------     ----------     ----------      -----------     ----------      ----------      ----------      ----------
      $5,340,480     $9,347,515     $3,415,081      $10,935,851     $3,135,825      $2,037,699      $6,426,612      $2,223,321
      ==========     ==========     ==========      ===========     ==========      ==========      ==========      ==========
      $5,340,480     $9,347,515     $3,415,081      $10,935,851     $3,135,825      $2,037,699      $6,426,612      $2,223,321
      ==========     ==========     ==========      ===========     ==========      ==========      ==========      ==========
      $    11.49     $     1.02     $    12.43      $     11.48     $    11.40      $     9.96      $    10.63      $     9.75
      ==========     ==========     ==========      ===========     ==========      ==========      ==========      ==========
      $5,110,898     $9,347,549     $3,212,666      $10,627,102     $2,929,063      $2,035,858      $6,377,641      $2,245,273
      ==========     ==========     ==========      ===========     ==========      ==========      ==========      ==========

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
     $8,800,571      $14,011,535     $14,893,619     $21,514,962     $9,252,240      $4,416,496      $7,429,800        $5,499,090
     ----------      -----------     -----------     -----------     ----------      ----------      ----------        ----------
     $8,800,571      $14,011,535     $14,893,619     $21,514,962     $9,252,240      $4,416,496      $7,429,800        $5,499,090
     ==========      ===========     ===========     ===========     ==========      ==========      ==========        ==========
     $8,800,571      $14,011,535     $14,893,619     $21,514,962     $9,252,240      $4,416,496      $7,429,800        $5,499,090
     ==========      ===========     ===========     ===========     ==========      ==========      ==========        ==========
     $    13.86      $     14.71     $     13.37     $     12.08     $    12.67      $    11.49      $    12.74        $    13.38
     ==========      ===========     ===========     ===========     ==========      ==========      ==========        ==========
     $7,801,744      $11,996,816     $14,050,045     $20,728,446     $8,531,226      $4,233,773      $6,963,969        $4,924,253
     ==========      ===========     ===========     ===========     ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2005
(Unaudited)

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND,        TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $1,592,268        $1,831,543         $3,525,353
                                                                ----------        ----------         ----------
      Total net assets......................................    $1,592,268        $1,831,543         $3,525,353
                                                                ==========        ==========         ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $1,592,268        $1,831,543         $3,525,353
                                                                ==========        ==========         ==========
    Variable accumulation
      unit value............................................    $    11.37        $    10.16         $    10.51
                                                                ==========        ==========         ==========
Identified Cost of Investment...............................    $1,533,541        $1,783,987         $3,582,654
                                                                ==========        ==========         ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $1,112,319      $10,426,106       $1,077,128
                                                                ----------      -----------       ----------
      Total net assets......................................    $1,112,319      $10,426,106       $1,077,128
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................    $1,112,319      $10,426,106       $1,077,128
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    12.36      $     14.21       $    12.08
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $1,040,386      $ 9,653,343       $1,001,049
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY-              VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
      $19,716,574        $10,676,883        $12,712,185       $7,648,219       $2,949,627        $809,597
      -----------        -----------        -----------       ----------       ----------        --------
      $19,716,574        $10,676,883        $12,712,185       $7,648,219       $2,949,627        $809,597
      ===========        ===========        ===========       ==========       ==========        ========
      $19,716,574        $10,676,883        $12,712,185       $7,648,219       $2,949,627        $809,597
      ===========        ===========        ===========       ==========       ==========        ========
      $     13.20        $     11.92        $     14.87       $    11.66       $    10.86        $  11.71
      ===========        ===========        ===========       ==========       ==========        ========
      $18,171,370        $10,608,569        $11,571,504       $7,414,619       $2,943,364        $769,121
      ===========        ===========        ===========       ==========       ==========        ========

                                                                   VAN KAMPEN
                               T. ROWE                                UIF             VICTORY
                                PRICE            VAN ECK            EMERGING            VIF
      ROYCE       ROYCE         EQUITY          WORLDWIDE           MARKETS         DIVERSIFIED
    MICRO-CAP   SMALL-CAP       INCOME             HARD             EQUITY--          STOCK--
    PORTFOLIO   PORTFOLIO   PORTFOLIO--II         ASSETS            CLASS II       CLASS A SHARES
    ---------------------------------------------------------------------------------------------
    $292,711    $295,647     $17,586,575        $7,725,802         $4,597,081        $1,532,785
    --------    --------     -----------        ----------         ----------        ----------
    $292,711    $295,647     $17,586,575        $7,725,802         $4,597,081        $1,532,785
    ========    ========     ===========        ==========         ==========        ==========
    $292,711    $295,647     $17,586,575        $7,725,802         $4,597,081        $1,532,785
    ========    ========     ===========        ==========         ==========        ==========
    $  10.66    $  10.83     $     12.81        $    16.42         $    15.26        $    11.21
    ========    ========     ===========        ==========         ==========        ==========
    $281,556    $290,090     $17,067,344        $6,742,495         $3,997,648        $1,482,261
    ========    ========     ===========        ==========         ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

                                                                                  MAINSTAY VP
                                                                MAINSTAY VP          BASIC        MAINSTAY VP
                                                                 BALANCED--         VALUE--         BOND--
                                                              SERVICE CLASS(a)   SERVICE CLASS   SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................      $    --          $      --       $     --
                                                                  -------          ---------       --------
      Net investment income (loss)..........................           --                 --             --
                                                                  -------          ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        1,776            212,451         78,071
  Cost of investments sold..................................       (1,737)          (191,125)       (83,191)
                                                                  -------          ---------       --------
      Net realized gain (loss) on investments...............           39             21,326         (5,120)
  Realized gain distribution received.......................           --                 --             --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       22,734            (37,626)       202,555
                                                                  -------          ---------       --------
      Net gain (loss) on investments........................       22,773            (16,300)       197,435
                                                                  -------          ---------       --------
        Net increase (decrease) in net assets resulting
          from operations...................................      $22,773          $ (16,300)      $197,435
                                                                  =======          =========       ========

                                                                MAINSTAY VP
                                                                 HIGH YIELD       MAINSTAY VP     MAINSTAY VP
                                                                 CORPORATE         INCOME &      INTERNATIONAL
                                                                   BOND--          GROWTH--        EQUITY--
                                                               SERVICE CLASS     SERVICE CLASS   SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $      --         $     --        $     --
                                                                 ---------         --------        --------
      Net investment income (loss)..........................            --               --              --
                                                                 ---------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       312,041          100,627          41,486
  Cost of investments sold..................................      (309,273)         (88,209)        (33,171)
                                                                 ---------         --------        --------
      Net realized gain (loss) on investments...............         2,768           12,418           8,315
  Realized gain distribution received.......................            --               --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        60,413           14,559         (77,536)
                                                                 ---------         --------        --------
      Net gain (loss) on investments........................        63,181           26,977         (69,221)
                                                                 ---------         --------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $  63,181         $ 26,977        $(69,221)
                                                                 =========         ========        ========

(a) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP      MAINSTAY VP
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING         FLOATING        MAINSTAY VP     MAINSTAY VP
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--           RATE--        GOVERNMENT--      GROWTH--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS(B)   SERVICE CLASS   SERVICE CLASS
    -------------------------------------------------------------------------------------------------------------------------------
      $      --      $   63,881      $     --        $      --       $      --         $  4,462         $      --       $      --
      ---------      -----------     --------        ---------       ---------         --------         ---------       ---------
             --          63,881            --               --              --            4,462                --              --
      ---------      -----------     --------        ---------       ---------         --------         ---------       ---------
        417,718       3,989,705        97,835          191,012         196,963           16,141           267,171         204,381
       (402,954)     (3,989,750)      (86,922)        (180,143)       (197,068)         (16,299)         (276,347)       (219,708)
      ---------      -----------     --------        ---------       ---------         --------         ---------       ---------
         14,764             (45)       10,913           10,869            (105)            (158)           (9,176)        (15,327)
             --              --            --               --              --               --                --              --
         (1,993)              9        30,199           21,421          18,540            1,841           135,321         (81,079)
      ---------      -----------     --------        ---------       ---------         --------         ---------       ---------
         12,771             (36)       41,112           32,290          18,435            1,683           126,145         (96,406)
      ---------      -----------     --------        ---------       ---------         --------         ---------       ---------
      $  12,771      $   63,845      $ 41,112        $  32,290       $  18,435         $  6,145         $ 126,145       $ (96,406)
      =========      ===========     ========        =========       =========         ========         =========       =========

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
      $     --        $     --        $     --        $      --       $     --        $      --       $     --          $     --
      --------        --------        --------        ---------       --------        ---------       --------          --------
            --              --              --               --             --               --             --                --
      --------        --------        --------        ---------       --------        ---------       --------          --------
        82,277          51,353          76,573           32,717         83,479          156,774         96,299           109,939
       (64,918)        (37,608)        (61,097)         (28,715)       (73,975)        (151,293)       (82,612)          (95,224)
      --------        --------        --------        ---------       --------        ---------       --------          --------
        17,359          13,745          15,476            4,002          9,504            5,481         13,687            14,715
            --              --              --               --             --               --             --                --
       454,696         721,547         122,368         (111,898)       111,202           63,387         92,617           226,654
      --------        --------        --------        ---------       --------        ---------       --------          --------
       472,055         735,292         137,844         (107,896)       120,706           68,868        106,304           241,369
      --------        --------        --------        ---------       --------        ---------       --------          --------
      $472,055        $735,292        $137,844        $(107,896)      $120,706        $  68,868       $106,304          $241,369
      ========        ========        ========        =========       ========        =========       ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
(Unaudited)

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                VALUE FUND,       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED         CLASS B       SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --         $     --        $      --
                                                                ---------         --------        ---------
      Net investment income (loss)..........................           --               --               --
                                                                ---------         --------        ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      151,156           19,243          366,997
  Cost of investments sold..................................     (146,253)         (19,546)        (396,950)
                                                                ---------         --------        ---------
      Net realized gain (loss) on investments...............        4,903             (303)         (29,953)
  Realized gain distribution received.......................           --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       21,783           47,421         (179,294)
                                                                ---------         --------        ---------
      Net gain (loss) on investments........................       26,686           47,118         (209,247)
                                                                ---------         --------        ---------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  26,686         $ 47,118        $(209,247)
                                                                =========         ========        =========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $  2,901         $ 35,347         $     --
                                                                 --------         --------         --------
      Net investment income (loss)..........................        2,901           35,347               --
                                                                 --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       29,989           39,237           30,795
  Cost of investments sold..................................      (27,327)         (30,529)         (27,808)
                                                                 --------         --------         --------
      Net realized gain (loss) on investments...............        2,662            8,708            2,987
  Realized gain distribution received.......................           --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       11,278          584,875           32,376
                                                                 --------         --------         --------
      Net gain (loss) on investments........................       13,940          593,583           35,363
                                                                 --------         --------         --------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 16,841         $628,930         $ 35,363
                                                                 ========         ========         ========

(a) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                 JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)       FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP               VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY-INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2   SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  -------------------------------------------------------------------------------------------------------------
        $ 15,651             $ 107,108        $     --          $  86,457          $ 21,917         $  2,332
        --------             ---------        --------          ---------          --------         --------
          15,651               107,108              --             86,457            21,917            2,332
        --------             ---------        --------          ---------          --------         --------
          20,910               205,293          54,199            141,045            84,518           52,792
         (16,973)             (179,615)        (41,688)          (133,830)          (83,626)         (48,552)
        --------             ---------        --------          ---------          --------         --------
           3,937                25,678          12,511              7,215               892            4,240
           2,236               264,795         130,918                 --                --               --
         619,221              (463,117)        213,220             14,888           (97,992)          (9,367)
        --------             ---------        --------          ---------          --------         --------
         625,394              (172,644)        356,649             22,103           (97,100)          (5,127)
        --------             ---------        --------          ---------          --------         --------
        $641,045             $ (65,536)       $356,649          $ 108,560          $(75,183)        $ (2,795)
        ========             =========        ========          =========          ========         ========

                                                                                                     VAN KAMPEN
                                                                                                        UIF
                                                     T. ROWE PRICE             VAN ECK                EMERGING
           ROYCE                  ROYCE                  EQUITY               WORLDWIDE               MARKETS
         MICRO-CAP              SMALL-CAP                INCOME                  HARD                 EQUITY--
        PORTFOLIO(a)           PORTFOLIO(a)          PORTFOLIO--II              ASSETS                CLASS II
    ----------------------------------------------------------------------------------------------------------------
          $    --                 $   --               $  91,618               $ 10,848               $     --
          -------                 ------               ---------               --------               --------
               --                     --                  91,618                 10,848                     --
          -------                 ------               ---------               --------               --------
               79                     81                  27,561                 94,921                 21,098
              (76)                   (74)                (23,879)               (73,524)               (15,292)
          -------                 ------               ---------               --------               --------
                3                      7                   3,682                 21,397                  5,806
               --                     --                  97,219                     --                     --
           11,155                  5,557                (223,000)               738,638                194,703
          -------                 ------               ---------               --------               --------
           11,158                  5,564                (122,099)               760,035                200,509
          -------                 ------               ---------               --------               --------
          $11,158                 $5,564               $ (30,481)              $770,883               $200,509
          =======                 ======               =========               ========               ========


           VICTORY
             VIF
         DIVERSIFIED
           STOCK--
        CLASS A SHARES
     --------------------
           $    904
           --------
                904
           --------
             67,934
            (63,466)
           --------
              4,468
                 --
              9,439
           --------
             13,907
           --------
           $ 14,811
           ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                      MAINSTAY VP          MAINSTAY VP               MAINSTAY VP
                                                      BALANCED--          BASIC VALUE--                 BOND--
                                                     SERVICE CLASS        SERVICE CLASS             SERVICE CLASS
                                                     -------------   -----------------------   ------------------------
                                                        2005(a)         2005         2004         2005          2004
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................   $       --     $       --   $   19,210   $        --   $  242,466
    Net realized gain (loss) on investments........           39         21,326       11,886        (5,120)      (8,654)
    Realized gain distribution received............           --             --           --            --       76,632
    Change in unrealized appreciation
      (depreciation) on investments................       22,734        (37,626)     180,674       202,555     (132,894)
                                                      ----------     ----------   ----------   -----------   ----------
      Net increase (decrease) in net assets
        resulting from operations..................       22,773        (16,300)     211,770       197,435      177,550
                                                      ----------     ----------   ----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners............    1,621,625        717,616    1,386,385     2,304,784    4,479,913
    Policyowners' surrenders.......................       (2,583)       (55,008)     (45,127)     (134,422)     (62,943)
    Policyowners' annuity and death benefits.......           --        (36,600)          --        (2,213)     (46,378)
    Net transfers from (to) Fixed Account..........      200,652        311,883      664,960       985,239    1,747,743
    Transfers between Investment Divisions.........      291,826         76,242       21,679       213,660      183,169
                                                      ----------     ----------   ----------   -----------   ----------
      Net contributions and (withdrawals)..........    2,111,520      1,014,133    2,027,897     3,367,048    6,301,504
                                                      ----------     ----------   ----------   -----------   ----------
        Increase (decrease) in net assets..........    2,134,293        997,833    2,239,667     3,564,483    6,479,054
NET ASSETS:
    Beginning of period............................           --      2,549,428      309,761     7,139,819      660,765
                                                      ----------     ----------   ----------   -----------   ----------
    End of period..................................   $2,134,293     $3,547,261   $2,549,428   $10,704,302   $7,139,819
                                                      ==========     ==========   ==========   ===========   ==========


                                                                                MAINSTAY VP
                                                           MAINSTAY VP            FLOATING            MAINSTAY VP
                                                       DEVELOPING GROWTH--         RATE--            GOVERNMENT--
                                                          SERVICE CLASS        SERVICE CLASS         SERVICE CLASS
                                                     -----------------------   --------------   -----------------------
                                                        2005         2004         2005(b)          2005         2004
                                                     ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $       --   $       --     $    4,462     $       --   $  167,819
    Net realized gain (loss) on investments........        (105)          39           (158)        (9,176)      (3,994)
    Realized gain distribution received............          --           --             --             --           --
    Change in unrealized appreciation
      (depreciation) on investments................      18,540      188,086          1,841        135,321      (73,241)
                                                     ----------   ----------     ----------     ----------   ----------
      Net increase (decrease) in net assets
        resulting from operations..................      18,435      188,125          6,145        126,145       90,584
                                                     ----------   ----------     ----------     ----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners............     427,398    1,724,862      1,287,571      1,165,059    2,706,021
    Policyowners' surrenders.......................     (19,831)      (9,265)          (361)       (74,527)     (54,241)
    Policyowners' annuity and death benefits.......          --           --             --           (189)          --
    Net transfers from (to) Fixed Account..........     165,454      434,706         72,025        624,637    1,056,903
    Transfers between Investment Divisions.........     (73,698)      87,562        672,319        349,900       57,852
                                                     ----------   ----------     ----------     ----------   ----------
      Net contributions and (withdrawals)..........     499,323    2,237,865      2,031,554      2,064,880    3,766,535
                                                     ----------   ----------     ----------     ----------   ----------
        Increase (decrease) in net assets..........     517,758    2,425,990      2,037,699      2,191,025    3,857,119
NET ASSETS:
    Beginning of period............................   2,618,067      192,077             --      4,235,587      378,468
                                                     ----------   ----------     ----------     ----------   ----------
    End of period..................................  $3,135,825   $2,618,067     $2,037,699     $6,426,612   $4,235,587
                                                     ==========   ==========     ==========     ==========   ==========

(a) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.
(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

          MAINSTAY VP                MAINSTAY VP                MAINSTAY VP               MAINSTAY VP
    CAPITAL APPRECIATION--              CASH                  COMMON STOCK--             CONVERTIBLE--
         SERVICE CLASS               MANAGEMENT                SERVICE CLASS             SERVICE CLASS
    -----------------------   -------------------------   -----------------------   ------------------------
       2005         2004         2005          2004          2005         2004         2005          2004
    --------------------------------------------------------------------------------------------------------
    $       --   $    3,421   $    63,881   $    26,308   $       --   $   27,597   $        --   $  138,461
        14,764        5,774           (45)          (60)      10,913        3,528        10,869        7,314
            --           --            --            --           --           --            --           --
        (1,993)     210,540             9           (42)      30,199      161,554        21,421      274,186
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
        12,771      219,735        63,845        26,206       41,112      192,679        32,290      419,961
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       703,763    3,126,108     9,086,015     7,375,797      688,970    1,407,340     1,599,315    3,860,620
       (77,645)     (76,655)     (107,887)     (134,546)     (50,977)     (39,038)     (166,924)    (118,998)
            --           --      (105,937)      (45,782)      (1,076)          --       (21,083)     (50,688)
       216,900      897,251       510,687       626,753      413,828      450,129     1,423,979    2,943,093
      (233,617)    (100,979)   (4,616,601)   (4,379,509)     (51,952)      43,271       (26,953)      48,647
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       609,401    3,845,725     4,766,277     3,442,713      998,793    1,861,702     2,808,334    6,682,674
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       622,172    4,065,460     4,830,122     3,468,919    1,039,905    2,054,381     2,840,624    7,102,635
     4,718,308      652,848     4,517,393     1,048,474    2,375,176      320,795     8,095,227      992,592
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
    $5,340,480   $4,718,308   $ 9,347,515   $ 4,517,393   $3,415,081   $2,375,176   $10,935,851   $8,095,227
    ==========   ==========   ===========   ===========   ==========   ==========   ===========   ==========


                                     MAINSTAY VP                                          MAINSTAY VP
          MAINSTAY VP                HIGH YIELD                 MAINSTAY VP              INTERNATIONAL
           GROWTH--               CORPORATE BOND--           INCOME & GROWTH--              EQUITY--
         SERVICE CLASS              SERVICE CLASS              SERVICE CLASS             SERVICE CLASS
    -----------------------   -------------------------   -----------------------   ------------------------
       2005         2004         2005          2004          2005         2004         2005          2004
    --------------------------------------------------------------------------------------------------------
    $       --   $      733   $        --   $ 1,388,860   $       --   $   28,667   $        --   $   47,447
       (15,327)      (8,910)        2,768        15,838       12,418        6,007         8,315        5,515
            --           --            --            --           --           --            --           --
       (81,079)      49,429        60,413       156,499       14,559      107,559       (77,536)     704,494
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       (96,406)      41,252        63,181     1,561,197       26,977      142,233       (69,221)     757,456
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       382,405    1,222,151    10,374,942    13,017,058      784,163    1,013,598     3,551,586    3,633,324
       (59,922)     (24,967)     (560,971)     (323,517)     (27,512)     (29,218)     (107,239)     (51,147)
        (9,377)          --      (108,213)      (83,253)      (9,894)          --            --           --
       213,189      398,470     5,287,930     5,056,549      682,909      618,249     1,480,802    1,246,083
      (133,848)     (29,700)   (1,530,887)     (656,329)     (42,908)      24,476       184,215      353,810
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       392,447    1,565,954    13,462,801    17,010,508    1,386,758    1,627,105     5,109,364    5,182,070
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
       296,041    1,607,206    13,525,982    18,571,705    1,413,735    1,769,338     5,040,143    5,939,526
     1,927,280      320,074    21,541,553     2,969,848    1,903,640      134,302     6,481,559      542,033
    ----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
    $2,223,321   $1,927,280   $35,067,535   $21,541,553   $3,317,375   $1,903,640   $11,521,702   $6,481,559
    ==========   ==========   ===========   ===========   ==========   ==========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                             MAINSTAY VP               MAINSTAY VP
                                                           MID CAP CORE--            MID CAP GROWTH--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       -----------------------   ------------------------
                                                          2005         2004         2005          2004
                                                       --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $   14,965   $        --   $       --
    Net realized gain (loss) on investments..........      17,359        6,050        13,745        9,864
    Realized gain distribution received..............          --      101,812            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................     454,696      529,204       721,547    1,264,612
                                                       ----------   ----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................     472,055      652,031       735,292    1,274,476
                                                       ----------   ----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   2,332,263    2,569,387     3,322,354    4,744,990
    Policyowners' surrenders.........................     (94,960)     (40,870)     (151,635)    (102,904)
    Policyowners' annuity and death benefits.........      (5,829)      (6,346)      (54,171)      (6,133)
    Net transfers from (to) Fixed Account............     810,028    1,052,550     1,007,284    1,323,155
    Transfers between Investment Divisions...........     321,321      257,002       506,087      411,276
                                                       ----------   ----------   -----------   ----------
      Net contributions and (withdrawals)............   3,362,823    3,831,723     4,629,919    6,370,384
                                                       ----------   ----------   -----------   ----------
        Increase (decrease) in net assets............   3,834,878    4,483,754     5,365,211    7,644,860
NET ASSETS:
    Beginning of period..............................   4,965,693      481,939     8,646,324    1,001,464
                                                       ----------   ----------   -----------   ----------
    End of period....................................  $8,800,571   $4,965,693   $14,011,535   $8,646,324
                                                       ==========   ==========   ===========   ==========

                                                              MAINSTAY VP
                                                            MID CAP VALUE--
                                                             SERVICE CLASS
                                                       -------------------------
                                                          2005          2004
                                                       -------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $        --   $   51,002
    Net realized gain (loss) on investments..........       15,476        6,812
    Realized gain distribution received..............           --       69,353
    Change in unrealized appreciation (depreciation)
      on investments.................................      122,368      686,056
                                                       -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................      137,844      813,223
                                                       -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    4,395,948    4,191,052
    Policyowners' surrenders.........................     (174,632)    (121,928)
    Policyowners' annuity and death benefits.........       (5,301)     (26,288)
    Net transfers from (to) Fixed Account............    2,195,954    2,061,332
    Transfers between Investment Divisions...........      254,884      440,137
                                                       -----------   ----------
      Net contributions and (withdrawals)............    6,666,853    6,544,305
                                                       -----------   ----------
        Increase (decrease) in net assets............    6,804,697    7,357,528
NET ASSETS:
    Beginning of period..............................    8,088,922      731,394
                                                       -----------   ----------
    End of period....................................  $14,893,619   $8,088,922
                                                       ===========   ==========

                                                                                                               COLONIAL
                                                                                                               SMALL CAP
                                                           ALGER AMERICAN                                     VALUE FUND,
                                                                SMALL                   CALVERT                VARIABLE
                                                          CAPITALIZATION--              SOCIAL                 SERIES--
                                                           CLASS S SHARES              BALANCED                 CLASS B
                                                       -----------------------   ---------------------   ---------------------
                                                          2005         2004         2005        2004        2005      2004(a)
                                                       -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $       --   $       --   $ 15,372   $       --   $    576
    Net realized gain (loss) on investments..........      14,715        6,998        4,903        413         (303)        --
    Realized gain distribution received..............          --           --           --         --           --      3,762
    Change in unrealized appreciation (depreciation)
      on investments.................................     226,654      343,615       21,783     36,818       47,421        134
                                                       ----------   ----------   ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from
        operations...................................     241,369      350,613       26,686     52,603       47,118      4,472
                                                       ----------   ----------   ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,508,673    2,191,611      543,493    504,387      997,638    139,673
    Policyowners' surrenders.........................     (59,565)     (44,012)     (15,154)    (7,002)     (12,461)        --
    Policyowners' annuity and death benefits.........          --           --           --         --           --         --
    Net transfers from (to) Fixed Account............     432,599      589,643      229,993    339,307      463,141      1,004
    Transfers between Investment Divisions...........     (60,022)     172,296     (134,211)    23,512      128,896     62,062
                                                       ----------   ----------   ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   1,821,685    2,909,538      624,121    860,204    1,577,214    202,739
                                                       ----------   ----------   ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,063,054    3,260,151      650,807    912,807    1,624,332    207,211
NET ASSETS:
    Beginning of period..............................   3,436,036      175,885      941,461     28,654      207,211         --
                                                       ----------   ----------   ----------   --------   ----------   --------
    End of period....................................  $5,499,090   $3,436,036   $1,592,268   $941,461   $1,831,543   $207,211
                                                       ==========   ==========   ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                      MAINSTAY VP
           MAINSTAY VP                 SMALL CAP                MAINSTAY VP               MAINSTAY VP
         S&P 500 INDEX--               GROWTH--               TOTAL RETURN--                VALUE--
          SERVICE CLASS              SERVICE CLASS             SERVICE CLASS             SERVICE CLASS
    -------------------------   -----------------------   -----------------------   -----------------------
       2005          2004          2005         2004         2005         2004         2005         2004
    -------------------------------------------------------------------------------------------------------
    $        --   $   191,592   $       --   $       --   $       --   $   52,615   $       --   $   51,824
          4,002         1,333        9,504       11,095        5,481        4,117       13,687        7,471
             --            --           --           --           --           --           --           --
       (111,898)      865,218      111,202      582,688       63,387      118,801       92,617      357,158
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
       (107,896)    1,058,143      120,706      593,783       68,868      175,533      106,304      416,453
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
      5,327,590     8,922,061    1,739,526    3,719,091      586,332    1,947,912    1,276,932    3,145,810
       (254,794)     (163,770)     (94,821)     (63,776)    (178,868)     (69,261)     (64,441)     (90,037)
        (55,724)           --         (180)          --           --           --      (11,625)     (11,991)
      1,974,496     2,770,432      873,084    1,322,835      422,306    1,057,762      595,945    1,568,172
        216,268       604,609       76,386      220,888          657        7,506      (71,844)     101,435
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
      7,207,836    12,133,332    2,593,995    5,199,038      830,427    2,943,919    1,724,967    4,713,389
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
      7,099,940    13,191,475    2,714,701    5,792,821      899,295    3,119,452    1,831,271    5,129,842
     14,415,022     1,223,547    6,537,539      744,718    3,517,201      397,749    5,598,529      468,687
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
    $21,514,962   $14,415,022   $9,252,240   $6,537,539   $4,416,496   $3,517,201   $7,429,800   $5,598,529
    ===========   ===========   ==========   ==========   ==========   ==========   ==========   ==========


                                    FIDELITY(R)                FIDELITY(R)                FIDELITY(R)
     DREYFUS IP TECHNOLOGY              VIP                        VIP                        VIP
           GROWTH--               CONTRAFUND(R)--            EQUITY-INCOME--               MID CAP--
        SERVICE SHARES            SERVICE CLASS 2            SERVICE CLASS 2            SERVICE CLASS 2
    -----------------------   ------------------------   ------------------------   ------------------------
       2005         2004         2005          2004         2005          2004         2005          2004
    --------------------------------------------------------------------------------------------------------
    $       --   $       --   $    15,651   $    2,418   $   107,108   $   13,411   $        --   $       --
       (29,953)     (23,966)        3,937        6,451        25,678        1,002        12,511        4,021
            --           --         2,236           --       264,795        3,495       130,918           --
      (179,294)     117,087       619,221      902,770      (463,117)     501,120       213,220      919,761
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
      (209,247)      93,121       641,045      911,639       (65,536)     519,028       356,649      923,782
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
       419,628    2,067,004     5,887,113    5,339,667     3,088,265    4,095,100     3,926,833    4,005,735
       (33,400)     (89,191)     (198,259)     (82,656)      (79,801)     (69,458)     (113,561)     (77,160)
        (9,558)          --       (21,992)      (6,383)      (15,945)      (8,999)      (13,881)     (20,471)
       401,882      686,387     2,343,845    2,546,661     1,291,442    1,405,682     1,614,821    1,310,566
      (333,426)     (43,239)    1,086,724      601,967      (149,626)     131,907       439,523      140,570
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
       445,126    2,620,961     9,097,431    8,399,256     4,134,335    5,554,232     5,853,735    5,359,240
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
       235,879    2,714,082     9,738,476    9,310,895     4,068,799    6,073,260     6,210,384    6,283,022
     3,289,474      575,392     9,978,098      667,203     6,608,084      534,824     6,501,801      218,779
    ----------   ----------   -----------   ----------   -----------   ----------   -----------   ----------
    $3,525,353   $3,289,474   $19,716,574   $9,978,098   $10,676,883   $6,608,084   $12,712,185   $6,501,801
    ==========   ==========   ===========   ==========   ===========   ==========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                                 JANUS ASPEN
                                                       JANUS ASPEN                 SERIES
                                                         SERIES                   WORLDWIDE
                                                       BALANCED--                 GROWTH--
                                                     SERVICE SHARES            SERVICE SHARES
                                                 -----------------------   -----------------------
                                                    2005         2004         2005         2004
                                                 -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)................ $   86,457   $   90,124   $   21,917   $   14,452
    Net realized gain (loss) on investments.....      7,215        6,812          892          545
    Realized gain distribution received.........         --           --           --           --
    Change in unrealized appreciation
      (depreciation) on investments.............     14,888      214,370      (97,992)      99,259
                                                 ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets
        resulting from operations...............    108,560      311,306      (75,183)     114,256
                                                 ----------   ----------   ----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners.........  1,759,115    2,908,693      729,547    1,371,803
    Policyowners' surrenders....................   (166,699)     (63,159)     (23,038)     (21,480)
    Policyowners' annuity and death benefits....     (5,493)     (63,311)     (15,204)          --
    Net transfers from (to) Fixed Account.......  1,059,688    1,207,782      229,291      457,951
    Transfers between Investment Divisions......     52,453       79,513       13,792       42,434
                                                 ----------   ----------   ----------   ----------
      Net contributions and (withdrawals).......  2,699,064    4,069,518      934,388    1,850,708
                                                 ----------   ----------   ----------   ----------
        Increase (decrease) in net assets.......  2,807,624    4,380,824      859,205    1,964,964
NET ASSETS:
    Beginning of period.........................  4,840,595      459,771    2,090,422      125,458
                                                 ----------   ----------   ----------   ----------
    End of period............................... $7,648,219   $4,840,595   $2,949,627   $2,090,422
                                                 ==========   ==========   ==========   ==========


                                                    ROYCE       ROYCE           T. ROWE PRICE
                                                  MICRO-CAP   SMALL-CAP         EQUITY INCOME
                                                  PORTFOLIO   PORTFOLIO         PORTFOLIO--II
                                                  ---------   ---------   -------------------------
                                                   2005(b)     2005(b)       2005          2004
                                                  -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)................  $     --    $     --    $    91,618   $    86,032
    Net realized gain (loss) on investments.....         3           7          3,682        11,815
    Realized gain distribution received.........        --          --         97,219       180,673
    Change in unrealized appreciation
      (depreciation) on investments.............    11,155       5,557       (223,000)      698,849
                                                  --------    --------    -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations...............    11,158       5,564        (30,481)      977,369
                                                  --------    --------    -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.........   169,596     201,039      4,297,109     5,595,229
    Policyowners' surrenders....................       (32)         --       (242,033)      (86,133)
    Policyowners' annuity and death benefits....        --          --         (5,800)      (32,154)
    Net transfers from (to) Fixed Account.......    22,317      21,783      2,482,960     2,665,673
    Transfers between Investment Divisions......    89,672      67,261        607,811       672,588
                                                  --------    --------    -----------   -----------
      Net contributions and (withdrawals).......   281,553     290,083      7,140,047     8,815,203
                                                  --------    --------    -----------   -----------
        Increase (decrease) in net assets.......   292,711     295,647      7,109,566     9,792,572
NET ASSETS:
    Beginning of period.........................        --          --     10,477,009       684,437
                                                  --------    --------    -----------   -----------
    End of period...............................  $292,711    $295,647    $17,586,575   $10,477,009
                                                  ========    ========    ===========   ===========

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
2005.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                           MFS(R)                  NEUBERGER
     MFS(R) INVESTORS            MFS(R)                  UTILITIES                  BERMAN
      TRUST SERIES--        RESEARCH SERIES--             SERIES--                AMT MID-CAP
       SERVICE CLASS          SERVICE CLASS            SERVICE CLASS            GROWTH--CLASS S
    -------------------   ---------------------   ------------------------   ---------------------
      2005       2004        2005        2004        2005        2004(a)        2005      2004(a)
    ----------------------------------------------------------------------------------------------
    $  2,332   $    495   $    2,901   $  1,662   $    35,347   $       --   $       --   $     --
       4,240        772        2,662      2,977         8,708          623        2,987        811
          --         --           --         --            --           --           --         --
      (9,367)    48,946       11,278     59,068       584,875      187,888       32,376     43,704
    --------   --------   ----------   --------   -----------   ----------   ----------   --------
      (2,795)    50,213       16,841     63,707       628,930      188,511       35,363     44,515
    --------   --------   ----------   --------   -----------   ----------   ----------   --------
     132,921    439,210      368,997    467,710     4,838,365    1,172,557      335,309    365,029
      (6,740)    (8,254)      (7,251)    (5,927)      (48,223)     (11,610)     (11,569)    (8,404)
          --         --           --         --          (297)          --           --         --
      97,006     59,038      100,313     73,671     2,120,221      537,719      168,020     58,898
      10,562     19,358        1,117     (2,704)      749,525      250,408       31,250     58,717
    --------   --------   ----------   --------   -----------   ----------   ----------   --------
     233,749    509,352      463,176    532,750     7,659,591    1,949,074      523,010    474,240
    --------   --------   ----------   --------   -----------   ----------   ----------   --------
     230,954    559,565      480,017    596,457     8,288,521    2,137,585      558,373    518,755
     578,643     19,078      632,302     35,845     2,137,585           --      518,755         --
    --------   --------   ----------   --------   -----------   ----------   ----------   --------
    $809,597   $578,643   $1,112,319   $632,302   $10,426,106   $2,137,585   $1,077,128   $518,755
    ========   ========   ==========   ========   ===========   ==========   ==========   ========

            VAN ECK                 VAN KAMPEN                 VICTORY
           WORLDWIDE                    UIF                      VIF
             HARD                EMERGING MARKETS        DIVERSIFIED STOCK--
            ASSETS               EQUITY--CLASS II          CLASS A SHARES
    -----------------------   -----------------------   ---------------------
       2005         2004         2005         2004         2005      2004(a)
    -------------------------------------------------------------------------
    $   10,848   $      501   $       --   $    6,935   $      904   $  4,280
        21,397       10,119        5,806        2,679        4,468      5,576
            --           --           --           --           --         --
       738,638      239,556      194,703      397,784        9,439     41,084
    ----------   ----------   ----------   ----------   ----------   --------
       770,883      250,176      200,509      407,398       14,811     50,940
    ----------   ----------   ----------   ----------   ----------   --------
     2,943,539    1,434,839    1,398,773    1,615,278      179,253    410,734
       (42,339)     (29,942)     (47,479)     (25,530)     (20,274)    (8,253)
            --           --           --           --           --         --
     1,085,875      404,470      345,819      378,656      407,393    393,464
       683,193      126,926      191,197        5,022      142,854    (38,137)
    ----------   ----------   ----------   ----------   ----------   --------
     4,670,268    1,936,293    1,888,310    1,973,426      709,226    757,808
    ----------   ----------   ----------   ----------   ----------   --------
     5,441,151    2,186,469    2,088,819    2,380,824      724,037    808,748
     2,284,651       98,182    2,508,262      127,438      808,748         --
    ----------   ----------   ----------   ----------   ----------   --------
    $7,725,802   $2,284,651   $4,597,081   $2,508,262   $1,532,785   $808,748
    ==========   ==========   ==========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Balanced--Service Class
MainStay VP Basic Value--Service Class(1)
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(2)
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class(3)
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth--Service Class(4)
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP Income & Growth--Service Class(5)
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(6)
MainStay VP S&P 500 Index--Service Class(7)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Dreyfus Large Company Value--Service Class
(2) Formerly known as MainStay VP Growth Equity--Service Class
(3) Formerly known as MainStay VP Lord Abbett Developing Growth--Service Class
(4) Formerly known as MainStay VP Eagle Asset Management Growth Equity--Service Class
(5) Formerly known as MainStay VP American Century Income & Growth--Service
Class
(6) Formerly known as MainStay VP Equity Income--Service Class
(7) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2005, the investments of Separate Account-IV are as follows:

                                                                               MAINSTAY VP
                                                               MAINSTAY VP        BASIC        MAINSTAY VP
                                                               BALANCED--        VALUE--         BOND--
                                                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                              ---------------------------------------------
Number of shares............................................        207             319              789
Identified cost.............................................     $2,112          $3,393          $10,670

                                                                 MAINSTAY VP
                                                                  HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                                                  CORPORATE        INCOME &      INTERNATIONAL
                                                                    BOND--         GROWTH--        EQUITY--
                                                                SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                                                ----------------------------------------------
Number of shares............................................         3,553             289              822
Identified cost.............................................       $34,960          $3,189          $10,874

  Investment activity for the six months ended June 30, 2005, was as follows:

                                                                                    MAINSTAY VP
                                                                  MAINSTAY VP          BASIC        MAINSTAY VP
                                                                   BALANCED--         VALUE--         BOND--
                                                                SERVICE CLASS(a)   SERVICE CLASS   SERVICE CLASS
                                                                ------------------------------------------------
Purchases...................................................         $2,113           $1,227          $3,445
Proceeds from sales.........................................              2              212              78

                                                                 MAINSTAY VP
                                                                  HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                                                  CORPORATE        INCOME &      INTERNATIONAL
                                                                    BOND--         GROWTH--        EQUITY--
                                                                SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                                                ----------------------------------------------
Purchases...................................................       $13,775          $1,487          $5,151
Proceeds from sales.........................................           312             101              41

(a) For the period May 4, 2005 (Commencement of Operations) through June 30,
    2005.

(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP     MAINSTAY VP
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--      GROWTH--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
           249          9,348            166              975            348             206             592             211
        $5,111         $9,348         $3,213          $10,627         $2,929          $2,036          $6,378          $2,245

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
          634            1,146           1,202             894            849             262             446               265
       $7,802          $11,997         $14,050         $20,728         $8,531          $4,234          $6,964            $4,924

     MAINSTAY VP                    MAINSTAY VP                     MAINSTAY VP
       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP     DEVELOPING       MAINSTAY VP       MAINSTAY VP     MAINSTAY VP
    APPRECIATION--      CASH          STOCK--      CONVERTIBLE--     GROWTH--      FLOATING RATE--    GOVERNMENT--      GROWTH--
    SERVICE CLASS    MANAGEMENT    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS(b)   SERVICE CLASS   SERVICE CLASS
    -------------------------------------------------------------------------------------------------------------------------------
        $1,027         $8,820         $1,097          $2,999           $696             $2,052           $2,332           $597
           418          3,990             98             191            197                 16              267            204

                                                                                                                         ALGER
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                        AMERICAN
       MID CAP         MID CAP         MID CAP         S&P 500        SMALL CAP         TOTAL        MAINSTAY VP         SMALL
       CORE--         GROWTH--         VALUE--         INDEX--        GROWTH--        RETURN--         VALUE--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    -------------------------------------------------------------------------------------------------------------------------------
       $3,445          $4,681          $6,743          $7,241          $2,677           $987           $1,821            $1,932
           82              51              77              33              83            157               96               110

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT            VALUE FUND,           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................           838                  109                  436
Identified cost..........................................        $1,534               $1,784               $3,583

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................            73                  477                   60
Identified cost..........................................        $1,040               $9,653               $1,001

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT            VALUE FUND,           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $775                $1,596                $812
Proceeds from sales......................................          151                    19                 367

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $496                $7,734                $554
Proceeds from sales......................................           30                    39                  31

(a) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            724                454                421                303                115                45
        $18,171            $10,609            $11,572             $7,415             $2,943              $769

                                                                                   VAN KAMPEN
                                              T. ROWE                                 UIF              VICTORY
                                               PRICE             VAN ECK            EMERGING             VIF
         ROYCE              ROYCE              EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
       MICRO-CAP          SMALL-CAP            INCOME              HARD             EQUITY--           STOCK--
       PORTFOLIO          PORTFOLIO         PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------
            26                 32                 803                363                395                139
          $282               $290             $17,067             $6,742             $3,998             $1,482

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $9,136             $4,712             $6,039             $2,927             $1,041              $289
             21                205                 54                141                 85                53

                                                                                   VAN KAMPEN
                                              T. ROWE                                 UIF              VICTORY
                                               PRICE             VAN ECK            EMERGING             VIF
         ROYCE              ROYCE              EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
       MICRO-CAP          SMALL-CAP            INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO(a)       PORTFOLIO(a)       PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    ---------------------------------------------------------------------------------------------------------------
          $282               $290              $7,356             $4,776             $1,909              $778
            --                 --                  28                 95                 21                68

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                               MAINSTAY VP                      MAINSTAY VP
                               MAINSTAY VP        BASIC        MAINSTAY VP        CAPITAL
                               BALANCED--        VALUE--         BOND--       APPRECIATION--
                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                              -------------   -------------   -------------   ---------------
                                 2005(A)      2005    2004    2005    2004     2005     2004
                              ---------------------------------------------------------------
Units issued................       208         94      190     332     624      82      368
Units redeemed..............        --         (8)      (4)    (13)    (11)    (28)     (16)
                                   ---         --      ---     ---     ---     ---      ---
  Net increase (decrease)...       208         86      186     319     613      54      352
                                   ===         ==      ===     ===     ===     ===      ===

                                               MAINSTAY VP
                                               HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                               MAINSTAY VP      CORPORATE       INCOME &      INTERNATIONAL
                                GROWTH--         BOND--         GROWTH--        EQUITY--
                              SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                              -------------   -------------   -------------   -------------
                              2005    2004    2005    2004    2005    2004    2005    2004
                              -------------------------------------------------------------
Units issued................    61     164    1,309   1,601    123     148     391     442
Units redeemed..............   (21)     (6)   (185)    (94)     (7)     (3)     (8)     (4)
                               ---     ---    -----   -----    ---     ---     ---     ---
  Net increase (decrease)...    40     158    1,124   1,507    116     145     383     438
                               ===     ===    =====   =====    ===     ===     ===     ===

                                                                    ALGER
                                                                  AMERICAN
                               MAINSTAY VP                          SMALL                            COLONIAL SMALL
                                  TOTAL        MAINSTAY VP    CAPITALIZATION--                         CAP VALUE
                                RETURN--         VALUE--           CLASS S        CALVERT SOCIAL     FUND, VARIABLE
                              SERVICE CLASS   SERVICE CLASS        SHARES            BALANCED       SERIES--CLASS B
                              -------------   -------------   -----------------   ---------------   ----------------
                              2005    2004    2005    2004     2005      2004      2005     2004    2005    2004(c)
                              --------------------------------------------------------------------------------------
Units issued................    89     280     150     413       155       253       69      82      161       20
Units redeemed..............   (16)     (6)    (12)     (9)       (9)       (4)     (13)     (1)      (1)      --
                               ---     ---     ---     ---       ---       ---      ---      --      ---       --
  Net increase (decrease)...    73     274     138     404       146       249       56      81      160       20
                               ===     ===     ===     ===       ===       ===      ===      ==      ===       ==

                                JANUS ASPEN        MFS(R)                                              NEUBERGER
                                  SERIES          INVESTORS        MFS(R)                              BERMAN AMT
                                 WORLDWIDE          TRUST         RESEARCH            MFS(R)            MID-CAP
                                 GROWTH--         SERIES--        SERIES--      UTILITIES SERIES--      GROWTH--
                              SERVICE SHARES    SERVICE CLASS   SERVICE CLASS     SERVICE CLASS         CLASS S
                              ---------------   -------------   -------------   ------------------   --------------
                               2005     2004    2005    2004    2005    2004     2005     2004(d)    2005   2004(d)
                              -------------------------------------------------------------------------------------
Units issued................    88       177     21      48      39      50       575       164       46      45
Units redeemed..............    (3)       (2)    (1)     (1)     (1)     (1)       (4)       (1)      (1)     (1)
                                --       ---     --      --      --      --       ---       ---       --      --
  Net increase (decrease)...    85       175     20      47      38      49       571       163       45      44
                                ==       ===     ==      ==      ==      ==       ===       ===       ==      ==

(a) For the period May 4, 2005 (Commencement of Operations) through June 30,
2005.

(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
2005.

(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                       MainStay VP                     MainStay VP     MainStay VP
      MainStay VP        Common        MainStay VP     Developing       Floating       MainStay VP
         Cash            Stock--      Convertible--     Growth--         Rate--       Government--
      Management      Service Class   Service Class   Service Class   Service Class   Service Class
    ---------------   -------------   -------------   -------------   -------------   -------------
     2005     2004    2005    2004    2005    2004    2005    2004       2005(b)      2005    2004
    -----------------------------------------------------------------------------------------------
     9,447    7,966    92      166     268     628     54      212         205         204     375
    (4,761)  (4,539)   (9)      (3)    (19)    (15)    (8)      (1)         --          (7)     (5)
    ------   ------    --      ---     ---     ---     --      ---         ---         ---     ---
     4,686    3,427    83      163     249     613     46      211         205         197     370
    ======   ======    ==      ===     ===     ===     ==      ===         ===         ===     ===

     MainStay VP     MainStay VP     MainStay VP     MainStay VP      MainStay VP
       Mid Cap         Mid Cap         Mid Cap         S&P 500         Small Cap
       Core--         Growth--         Value--         Index--         Growth--
    Service Class   Service Class   Service Class   Service Class    Service Class
    -------------   -------------   -------------   --------------   -------------
    2005    2004    2005    2004    2005    2004    2005     2004    2005    2004
    ------------------------------------------------------------------------------
     263     339     346     542     518     557     627    1,084     219     461
      (8)     (4)    (15)     (9)    (14)    (12)    (26)     (14)     (8)     (6)
     ---     ---     ---     ---     ---     ---     ---    -----     ---     ---
     255     335     331     533     504     545     601    1,070     211     455
     ===     ===     ===     ===     ===     ===     ===    =====     ===     ===


      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2005     2004     2005     2004     2005     2004     2005     2004     2005     2004
    ---------------------------------------------------------------------------------------
       79      255      729      729      370      505      414      438      251      388
      (36)     (13)     (17)      (7)     (21)      (7)      (9)      (7)     (15)     (11)
      ---      ---      ---      ---      ---      ---      ---      ---      ---      ---
       43      242      712      722      349      498      405      431      236      377
      ===      ===      ===      ===      ===      ===      ===      ===      ===      ===

                                                                VAN KAMPEN
                                                                    UIF          VICTORY
                                                    VAN ECK      EMERGING          VIF
       ROYCE          ROYCE       T. ROWE PRICE    WORLDWIDE      MARKETS      DIVERSIFIED
     MICRO-CAP      SMALL-CAP     EQUITY INCOME      HARD        EQUITY--        STOCK--
     PORTFOLIO      PORTFOLIO     PORTFOLIO--II     ASSETS       CLASS II     CLASS A SHARES
    ------------   ------------   -------------   -----------   -----------   --------------
      2005(b)        2005(b)      2005    2004    2005   2004   2005   2004   2005   2004(d)
    ----------------------------------------------------------------------------------------
         27             27         578     763    312    155    131    164     67      76
         --             --         (19)    (10)    (3)    (2)    (3)    (2)    (2)     (4)
         --             --         ---     ---    ---    ---    ---    ---     --      --
         27             27         559     753    309    153    128    162     65      72
         ==             ==         ===     ===    ===    ===    ===    ===     ==      ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2005, December 31, 2004 and 2003:


                                          MAINSTAY VP          MAINSTAY VP                 MAINSTAY VP
                                          BALANCED--          BASIC VALUE--                  BOND--
                                         SERVICE CLASS        SERVICE CLASS               SERVICE CLASS
                                         -------------   ------------------------   -------------------------
                                            2005(A)       2005     2004     2003     2005      2004     2003
                                         --------------------------------------------------------------------
Net Assets.............................     $2,134       $3,547   $2,549   $  310   $10,704   $7,140   $  661
Units Outstanding......................        208          301      215       29       997      678       65
Variable Accumulation Unit Value.......     $10.24       $11.79   $11.87   $10.69   $ 10.74   $10.53   $10.14
Total Return...........................       2.4%        (0.7%)   11.1%     6.9%      2.0%     3.8%     1.4%
Investment Income Ratio................         --           --     1.3%     4.9%        --     5.9%    24.1%

                                          MAINSTAY VP
                                           FLOATING             MAINSTAY VP                MAINSTAY VP
                                            RATE--             GOVERNMENT--                  GROWTH--
                                         SERVICE CLASS         SERVICE CLASS              SERVICE CLASS
                                         -------------   -------------------------   ------------------------
                                            2005(B)       2005      2004     2003     2005     2004     2003
                                         --------------------------------------------------------------------
Net Assets.............................     $2,038       $6,427    $4,236   $  378   $2,223   $1,927   $  320
Units Outstanding......................        205          605       408       38      228      188       30
Variable Accumulation Unit Value.......     $ 9.96       $10.63    $10.39   $10.08   $ 9.75   $10.25   $10.52
Total Return...........................      (0.4%)        2.3%      3.1%     0.8%    (4.8%)   (2.6%)    5.2%
Investment Income Ratio................       1.9%           --      6.8%    24.9%       --     0.1%     0.8%

                                                MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
                                                  MID CAP                     S&P 500                    SMALL CAP
                                                  VALUE--                     INDEX--                     GROWTH--
                                               SERVICE CLASS               SERVICE CLASS               SERVICE CLASS
                                         -------------------------   --------------------------   ------------------------
                                          2005      2004     2003     2005      2004      2003     2005     2004     2003
                                         ---------------------------------------------------------------------------------
Net Assets.............................  $14,894   $8,089   $  731   $21,515   $14,415   $1,224   $9,252   $6,538   $  745
Units Outstanding......................    1,114      610       65     1,781     1,180      110      730      519       64
Variable Accumulation Unit Value.......  $ 13.37   $13.26   $11.31   $ 12.08   $ 12.21   $11.08   $12.67   $12.61   $11.55
Total Return...........................     0.9%    17.2%    13.1%     (1.1%)    10.2%    10.8%     0.5%     9.1%    15.5%
Investment Income Ratio................       --     1.3%     5.7%        --      2.6%     9.1%       --       --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period May 4, 2005 (Commencement of Operations) through June 30,
2005.

(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
2005.

(c) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

          MAINSTAY VP
            CAPITAL                                             MAINSTAY VP                 MAINSTAY VP
         APPRECIATION--              MAINSTAY VP               COMMON STOCK--              CONVERTIBLE--
         SERVICE CLASS             CASH MANAGEMENT             SERVICE CLASS               SERVICE CLASS
    ------------------------   ------------------------   ------------------------   -------------------------
     2005     2004     2003     2005     2004     2003     2005     2004     2003     2005      2004     2003
    ----------------------------------------------------------------------------------------------------------
    $5,340   $4,718   $  653   $9,348   $4,517   $1,048   $3,415   $2,375   $  321   $10,936   $8,095   $  993
       465      411       59    9,160    4,474    1,047      275      192       29       953      704       91
    $11.49   $11.49   $11.06   $ 1.02   $ 1.01   $ 1.00   $12.43   $12.34   $11.15   $ 11.48   $11.50   $10.87
     (0.1%)    3.9%    10.6%     1.1%     0.8%     0.1%     0.7%    10.6%    11.5%     (0.2%)    5.9%     8.7%
        --     0.1%     0.9%     2.0%     0.9%     0.4%       --     2.0%     6.3%        --     3.1%    14.8%


           MAINSTAY VP
       DEVELOPING GROWTH--
          SERVICE CLASS
     ------------------------
      2005     2004     2003
     ------------------------
     $3,136   $2,618   $  192
        275      229       18
     $11.40   $11.44   $10.83
      (0.4%)    5.6%     8.3%
         --       --       --

           MAINSTAY VP                                                                        MAINSTAY VP
            HIGH YIELD                 MAINSTAY VP                 MAINSTAY VP                  MID CAP
         CORPORATE BOND--           INCOME & GROWTH--        INTERNATIONAL EQUITY--              CORE--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS              SERVICE CLASS
    --------------------------   ------------------------   -------------------------   ------------------------
     2005      2004      2003     2005     2004     2003     2005      2004     2003     2005     2004     2003
    ------------------------------------------------------------------------------------------------------------
    $35,068   $21,542   $2,970   $3,317   $1,904   $  134   $11,522   $6,482   $  542   $8,801   $4,966   $  482
      2,907     1,783      276      274      158       13       869      486       48      635      380       45
    $ 12.06   $ 12.08   $10.74   $12.09   $12.06   $10.73   $ 13.26   $13.33   $11.39   $13.86   $13.06   $10.72
      (0.1%)    12.5%     7.4%     0.2%    12.4%     7.3%     (0.5%)   17.1%    13.9%     6.1%    21.9%     7.2%
         --     12.0%    42.9%       --     3.5%     7.7%        --     1.5%    12.1%       --     0.6%     2.4%

            MAINSTAY VP
              MID CAP
             GROWTH--
           SERVICE CLASS
     -------------------------
      2005      2004     2003
     -------------------------
     $14,012   $8,646   $1,001
         952      621       88
     $ 14.71   $13.92   $11.38
        5.7%    22.3%    13.8%
          --       --       --

                                                                                                                     COLONIAL
                                                                                                                     SMALL CAP
          MAINSTAY VP                MAINSTAY VP               ALGER AMERICAN                CALVERT                VALUE FUND,
         TOTAL RETURN--                VALUE--             SMALL CAPITALIZATION--             SOCIAL             VARIABLE SERIES--
         SERVICE CLASS              SERVICE CLASS              CLASS S SHARES                BALANCED                 CLASS B
    ------------------------   ------------------------   ------------------------   ------------------------   -------------------
     2005     2004     2003     2005     2004     2003     2005     2004     2003     2005     2004     2003     2005     2004(c)
    -------------------------------------------------------------------------------------------------------------------------------
    $4,416   $3,517   $  398   $7,430   $5,599   $  469   $5,499   $3,436   $  176   $1,592   $  941   $   29   $1,832     $  207
       384      311       37      583      445       41      411      265       16      140       84        3      180         20
    $11.49   $11.32   $10.67   $12.74   $12.57   $11.33   $13.38   $12.95   $11.14   $11.37   $11.19   $10.34   $10.16     $10.27
      1.5%     6.1%     6.7%     1.4%    11.0%    13.3%     3.3%    16.3%    11.4%     1.5%     8.3%     3.4%    (1.1%)      2.7%
        --     2.7%    13.8%       --     1.7%    10.8%       --       --       --       --     3.2%    13.0%       --       3.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                     DREYFUS IP
                                     TECHNOLOGY               FIDELITY(R) VIP             FIDELITY(R) VIP
                                      GROWTH--                CONTRAFUND(R)--             EQUITY-INCOME--
                                   SERVICE SHARES             SERVICE CLASS 2             SERVICE CLASS 2
                              ------------------------   -------------------------   -------------------------
                               2005     2004     2003     2005      2004     2003     2005      2004     2003
                              --------------------------------------------------------------------------------
Net Assets..................  $3,525   $3,289   $  575   $19,717   $9,978   $  667   $10,677   $6,608   $  535
Units Outstanding...........     336      293       51     1,494      782       60       896      547       49
Variable Accumulation Unit
 Value......................  $10.51   $11.21   $11.18   $ 13.20   $12.76   $11.08   $ 11.92   $12.09   $10.87
Total Return................   (6.3%)    0.2%    11.8%      3.5%    15.2%    10.8%     (1.4%)   11.2%     8.7%
Investment Income Ratio.....      --       --       --      0.2%       --       --      2.4%     0.4%       --

                                     FIDELITY(R)
                                         VIP
                                      MID CAP--
                                   SERVICE CLASS 2
                              -------------------------
                               2005      2004     2003
                              -------------------------
Net Assets..................  $12,712   $6,502   $  219
Units Outstanding...........      855      450       19
Variable Accumulation Unit
 Value......................  $ 14.87   $14.45   $11.59
Total Return................     2.9%    24.7%    15.9%
Investment Income Ratio.....       --       --       --

                                                       NEUBERGER
                                                       BERMAN AMT
                                    MFS(R)              MID-CAP          ROYCE       ROYCE           T. ROWE PRICE
                              UTILITIES SERIES--        GROWTH--       MICRO-CAP   SMALL-CAP         EQUITY INCOME
                                 SERVICE CLASS          CLASS S        PORTFOLIO   PORTFOLIO         PORTFOLIO--II
                              -------------------   ----------------   ---------   ---------   --------------------------
                                2005     2004(a)     2005    2004(a)    2005(b)     2005(b)     2005      2004      2003
                              -------------------------------------------------------------------------------------------
Net Assets..................  $10,426     $2,138    $1,077   $  519     $  293      $  296     $17,587   $10,477   $  684
Units Outstanding...........      734        163        89       44         27          27       1,373       814       61
Variable Accumulation Unit
 Value......................  $ 14.21     $13.14    $12.08   $11.84     $10.66      $10.83     $ 12.81   $ 12.88   $11.24
Total Return................     8.1%      31.4%      2.1%    18.4%       6.6%        8.3%       (0.6%)    14.6%    12.4%
Investment Income Ratio.....     1.1%         --        --       --         --          --        1.3%      1.6%     2.2%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 2, 2005 (Commencement of Operations) through June 30,
    2005.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


                                     JANUS ASPEN
          JANUS ASPEN                   SERIES
             SERIES                   WORLDWIDE               MFS(R) INVESTORS                MFS(R)
           BALANCED--                  GROWTH--                TRUST SERIES--           RESEARCH SERIES--
         SERVICE SHARES             SERVICE SHARES             SERVICE CLASS              SERVICE CLASS
    ------------------------   ------------------------   ------------------------   ------------------------
     2005     2004     2003     2005     2004     2003     2005     2004     2003     2005     2004     2003
    ---------------------------------------------------------------------------------------------------------
    $7,648   $4,841   $  460   $2,950   $2,090   $  125   $  810   $  579   $   19   $1,112   $  632   $   36
       656      420       43      272      187       12       69       49        2       90       52        3
    $11.66   $11.52   $10.64   $10.86   $11.20   $10.72   $11.71   $11.79   $10.61   $12.36   $12.27   $10.61
      1.2%     8.3%     6.4%    (3.1%)    4.5%     7.2%    (0.6%)   11.1%     6.1%     0.7%    15.6%     6.1%
      2.7%     3.3%     7.2%     1.7%     1.3%     1.4%     0.7%     0.2%       --     0.6%     0.5%       --

                                      VAN KAMPEN
            VAN ECK                  UIF EMERGING             VICTORY VIF
           WORLDWIDE               MARKETS EQUITY--       DIVERSIFIED STOCK--
          HARD ASSETS                  CLASS II              CLASS A SHARES
    ------------------------   ------------------------   --------------------
     2005     2004     2003     2005     2004     2003      2005      2004(a)
    --------------------------------------------------------------------------
    $7,726   $2,285   $   98   $4,597   $2,508   $  127    $1,533     $  809
       471      162        9      301      173       11       137         72
    $16.42   $14.11   $11.38   $15.26   $14.48   $11.77    $11.21     $11.17
     16.4%    24.0%    13.8%     5.4%    23.0%    17.7%      0.4%      11.7%
      0.4%     0.1%       --       --     0.6%       --      0.2%       1.6%

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